Advances to and Investments in Unconsolidated Affiliates (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended		0 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 SUG [Member]	Dec. 31, 2013 SUG [Member]	Dec. 31, 2013 Citrus [Member]	Dec. 31, 2013 FGT [Member]	Dec. 31, 2013 Fayetteville Express Pipeline, LLC [Member]	Dec. 31, 2013 Midcontinent Express Pipeline, LLC [Member]	Dec. 31, 2013 RIGS Haynesville Partnership Co. [Member]	Jan. 31, 2014 AmeriGas [Member]	Dec. 31, 2013 AmeriGas [Member] years	Dec. 31, 2013 Citrus Corp [Member]	Mar. 31, 2012 Citrus Merger [Member]	Dec. 31, 2013 Citrus Merger [Member]	Mar. 25, 2012 Citrus Merger [Member]	Dec. 31, 2013 FEP [Member] ETP [Member]	Dec. 31, 2012 FEP [Member] ETP [Member]	Dec. 31, 2013 Citrus [Member] ETP [Member]	Dec. 31, 2012 Citrus [Member] ETP [Member]	Dec. 31, 2013 RIGS Haynesville Partnership Co. [Member] Regency [Member]	Dec. 31, 2012 RIGS Haynesville Partnership Co. [Member] Regency [Member]	Dec. 31, 2013 MEP [Member] Regency [Member]	Dec. 31, 2012 MEP [Member] Regency [Member]	Dec. 31, 2013 AmeriGas [Member]	Dec. 31, 2012 AmeriGas [Member]
Interest ownership						50.00%	50.00%		50.00%	50.00%	49.99%						50.00%
Payments to Acquire Businesses, Gross					$ 1,900										$ 1,900
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable					105
Business Acquisition, Percentage of Voting Interests Acquired														50.00%
Percentage Ownership Operating Facility								100.00%
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity													439			1,030
Proceeds from the sale of other assets		89	251	33
AmeriGas common units sold by ETP	9.2	7.5
Cash proceeds from the sale of AmeriGas common units		346	0	0								381	346
Investments in and Advances to Affiliates, Balance, Shares													22.1
Common Units Representing An Aggregate Limited Partner Interest													24.00%
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES		4,014	4,737	1,497												2,000		144	159	1,890	1,980	442	650	548	581	746	1,020
Business Acquisition Units Acquired													29.6
Proceeds from divestiture of business		0	1,123	0
Gain on deconsolidation of Propane Business		0	1,057	0
Equity in earnings of unconsolidated affiliates		236	212	117
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity, Amortizable Amount													184
Weighted average years of amortizable portion of excess investment in AmeriGas													14
Excess of investment in AmeriGas treated as goodwill													$ 255